INCOME TAXES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate	reduction of corporate tax rate beginning on January 1 2016 and thereafter, from 26.5% to 25%.
Corporate tax rate			24.00%	25.00%	26.50%
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate		23.00%